Document and Entity Information	12 Months Ended
Jul. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar 31, 2012
Registrant Name	John Hancock Funds III
Central Index Key	0001329954
Amendment Flag	false
Document Creation Date	Sep 21, 2012
Document Effective Date	Sep 21, 2012
Prospectus Date	Jul 1, 2012

John Hancock Disciplined Value Fund (the fund)
Supplement dated 9- 21-12 to the current Class R1, Class R2, Class R3, Class R4, and Class R5 shares Prospectus
In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the
value of your investment)	Class R1	Class R2		Class R3	Class R4		Class R5

Management fee	0.72	0.72		0.72	0.72		0.72
Distribution and service (12b-1) fees	0.50	0.25		0.50	0.15	[1]	0.00
Other expenses	0.94	0.46	[2]	9.94	1.38		0.18
Service plan fee	0.20	0.25		0.15	0.08		0.03
Additional expenses	0.74	0.21		9.79	1.30		0.15
Total annual fund operating expenses	2.16	1.43		11.16	2.25		0.90
Contractual expense reimbursement[3]	-0.59	-0.11		-9.69	-1.18		-0.03
Total annual fund operating expenses after expense reimbursements	1.57	1.32		1.47	1.07		0.87
1	The fund's distributor has contractually agreed to waive 0.10% of 12b-1 fees of Class R4 shares. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

2	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 shares.

3	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.57%, 1.32%, 1.47%, 1.07%, and 0.87% for Class R1, Class R2, Class R3, Class R4, and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through September 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	160	134	150	109	89
3 Years	619	442	2,320	611	284
5 Years	1,105	771	4,232	1,136	496
10 Years	2,447	1,704	8,070	2,588	1,105

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds III
Prospectus Date	rr_ProspectusDate	Jul 1, 2012
Supplement [Text Block]	jhf27_SupplementTextBlock
John Hancock Disciplined Value Fund (the fund)
Supplement dated 9- 21-12 to the current Class R1, Class R2, Class R3, Class R4, and Class R5 shares Prospectus
In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the
value of your investment)	Class R1	Class R2		Class R3	Class R4		Class R5

Management fee	0.72	0.72		0.72	0.72		0.72
Distribution and service (12b-1) fees	0.50	0.25		0.50	0.15	[1]	0.00
Other expenses	0.94	0.46	[2]	9.94	1.38		0.18
Service plan fee	0.20	0.25		0.15	0.08		0.03
Additional expenses	0.74	0.21		9.79	1.30		0.15
Total annual fund operating expenses	2.16	1.43		11.16	2.25		0.90
Contractual expense reimbursement[3]	-0.59	-0.11		-9.69	-1.18		-0.03
Total annual fund operating expenses after expense reimbursements	1.57	1.32		1.47	1.07		0.87
1	The fund's distributor has contractually agreed to waive 0.10% of 12b-1 fees of Class R4 shares. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

2	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 shares.

3	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.57%, 1.32%, 1.47%, 1.07%, and 0.87% for Class R1, Class R2, Class R3, Class R4, and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through September 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	160	134	150	109	89
3 Years	619	442	2,320	611	284
5 Years	1,105	771	4,232	1,136	496
10 Years	2,447	1,704	8,070	2,588	1,105

John Hancock Disciplined Value Fund | Prospectus Class R1, R2, R3, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf27_SupplementTextBlock
John Hancock Disciplined Value Fund (the fund)
Supplement dated 9- 21-12 to the current Class R1, Class R2, Class R3, Class R4, and Class R5 shares Prospectus
In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the
value of your investment)	Class R1	Class R2		Class R3	Class R4		Class R5

Management fee	0.72	0.72		0.72	0.72		0.72
Distribution and service (12b-1) fees	0.50	0.25		0.50	0.15	[1]	0.00
Other expenses	0.94	0.46	[2]	9.94	1.38		0.18
Service plan fee	0.20	0.25		0.15	0.08		0.03
Additional expenses	0.74	0.21		9.79	1.30		0.15
Total annual fund operating expenses	2.16	1.43		11.16	2.25		0.90
Contractual expense reimbursement[3]	-0.59	-0.11		-9.69	-1.18		-0.03
Total annual fund operating expenses after expense reimbursements	1.57	1.32		1.47	1.07		0.87
1	The fund's distributor has contractually agreed to waive 0.10% of 12b-1 fees of Class R4 shares. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

2	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 shares.

3	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.57%, 1.32%, 1.47%, 1.07%, and 0.87% for Class R1, Class R2, Class R3, Class R4, and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through September 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	160	134	150	109	89
3 Years	619	442	2,320	611	284
5 Years	1,105	771	4,232	1,136	496
10 Years	2,447	1,704	8,070	2,588	1,105

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
John Hancock Disciplined Value Fund | Prospectus Class R1, R2, R3, R4 and R5 Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDVOX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.72%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.94%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.20%
Additional expenses	rr_Component2OtherExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.16%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.57%
1 Year	rr_ExpenseExampleYear01	160
3 Years	rr_ExpenseExampleYear03	619
5 Years	rr_ExpenseExampleYear05	1,105
10 Years	rr_ExpenseExampleYear10	2,447
John Hancock Disciplined Value Fund | Prospectus Class R1, R2, R3, R4 and R5 Shares | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDVPX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.72%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.46%	[2]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Additional expenses	rr_Component2OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	442
5 Years	rr_ExpenseExampleYear05	771
10 Years	rr_ExpenseExampleYear10	1,704
John Hancock Disciplined Value Fund | Prospectus Class R1, R2, R3, R4 and R5 Shares | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDVHX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.72%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	9.94%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Additional expenses	rr_Component2OtherExpensesOverAssets	9.79%
Total annual fund operating expenses	rr_ExpensesOverAssets	11.16%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.69%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.47%
1 Year	rr_ExpenseExampleYear01	150
3 Years	rr_ExpenseExampleYear03	2,320
5 Years	rr_ExpenseExampleYear05	4,232
10 Years	rr_ExpenseExampleYear10	8,070
John Hancock Disciplined Value Fund | Prospectus Class R1, R2, R3, R4 and R5 Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDVFX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.72%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[3]
Other expenses	rr_OtherExpensesOverAssets	1.38%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.08%
Additional expenses	rr_Component2OtherExpensesOverAssets	1.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.25%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.18%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	611
5 Years	rr_ExpenseExampleYear05	1,136
10 Years	rr_ExpenseExampleYear10	2,588
John Hancock Disciplined Value Fund | Prospectus Class R1, R2, R3, R4 and R5 Shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDVVX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.72%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.03%
Additional expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	496
10 Years	rr_ExpenseExampleYear10	1,105

[1]	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.57%, 1.32%, 1.47%, 1.07%, and 0.87% for Class R1, Class R2, Class R3, Class R4, and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through September 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 shares.
[3]	The fund's distributor has contractually agreed to waive 0.10% of 12b-1 fees of Class R4 shares. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds III
Prospectus Date	rr_ProspectusDate	Jul 1, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 21, 2012